FINANCE COSTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
FINANCE COSTS

17. FINANCE COSTS

A summary of the Company’s finance costs (income) is as follows:

	Year ended December 31,
	2025	2024
	$	$
Accretion of consideration payable (Note 10)	-	1,578
Accretion of decommissioning provisions (Note 13)	2,147	1,895
Accretion of Trafigura facility loan (Note 11)	-	547
Accretion (income) of receivable from COMIBOL	(1,056)	(2,924)
Financing charge on leases	603	189
Loss on change in fair value of consideration payable (Note 10)	15,460	13,472
Re-measurement of 12.2a COMIBOL CAPEX receivable	2,927	1,868
Interest expense, carrying and finance charges (Note 11)	2,128	1,488
Interest (income)	(1,511)	(480)
Other finance expense (income)	(8,330)	599
	12,368	18,232